Derivative Liabilities (Details 2) - Warrants [Member]					12 Months Ended
	Jan. 19, 2017	Apr. 14, 2016	Jun. 09, 2015	May 22, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Class of Warrant or Right [Line Items]
Risk free interest rate	1.75%	1.08%	1.74%	1.57%	1.01%	1.04%	1.63%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	69.00%	44.00%	47.00%	47.00%	39.00%	41.00%	47.00%
Remaining term (years)		5 years	5 years	5 years
Minimum [Member]
Class of Warrant or Right [Line Items]
Remaining term (years)	3 years 1 month 20 days				3 years 10 months 20 days	4 years 1 month 8 days	4 years 10 months 20 days
Maximum [Member]
Class of Warrant or Right [Line Items]
Remaining term (years)	4 years 9 months 14 days				4 years 9 months 14 days	4 years 2 months 24 days	4 years 11 months 8 days